Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 2. Segments

The Company currently conducts business in two operating segments: (i) gaming operations, which include EGM participation operations; and (ii) gaming products, which consist of the design, manufacture and distribution of gaming chips and plaques. The Company owned and operated a casino in the Pailin Province of Cambodia. In June 2014, the Company ceased operations of the casino and entered into an agreement to sell 100% of the issued capital shares of Dreamworld Leisure (Pailin) Limited, a wholly-owned Cambodian subsidiary of the Company established for the purpose of owning and operating the casino. The Company was also engaged in the design, manufacture and distribution of other non-gaming plastic products, primarily for the automotive industry. These operations were sold on March 28, 2013. All the related historical revenues and expenses for the casino in Pailin and non-gaming plastic products operations have been reclassified as discontinued operations. The accounting policies of these discontinued operations are consistent with the Company’s policies for the accompanying consolidated financial statements.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Revenues:
Gaming operations	$8,303	$9,432
Gaming products	1,335	1,589
Total revenues	$9,638	$11,021
Operating (loss)/income:
Gaming operations gross margin	$3,415	$4,213
Gaming products gross margin	(1,078)	(452)
Corporate and other operating costs and expenses	(2,975)	(3,498)
Total operating (loss)/income	$(638)	$263
Depreciation and amortization:
Gaming operations	$3,165	$3,583
Gaming products	386	147
Corporate	19	14
Total depreciation and amortization	$3,570	$3,744
Geographic segment revenues for the six-month periods ended June 30, 2014 and 2013 consisted of the following:

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Cambodia	$6,895	$7,726
Macau	497	700
Philippines	1,864	2,259
Australia	316	163
Other	66	173
	$9,638	$11,021
For the six-month periods ended June 30, 2014 and 2013, in the gaming operations segment, the largest customer represented 69% and 72%, respectively, of total gaming operations revenue. For the six-month periods ended June 30, 2014 and 2013, in the gaming products segment, the largest customer represented 24% and 37%, respectively, of total gaming products sales.

Note 2. Segments

The Company currently conducts business in two operating segments: (i) gaming operations, which includes EGMs participation operations; and (ii) gaming products, which consist of the design, manufacture and distribution of gaming chips and plaques. The Company owned and operated a casino in the Pailin Province of Cambodia (“Dreamworld Casino (Pailin)”). In June 2014, the Company ceased operations of the casino and entered into an agreement to sell 100% of the issued capital shares of Dreamworld Leisure (Pailin) Limited, a wholly-owned Cambodian subsidiary of the Company established for the purposes of owning and operating the casino. The Company was also engaged in the design, manufacture and distribution of other non-gaming plastic products, primarily for the automotive industry. These operations were sold on March 28, 2013. All the related historical revenues and expenses for Dreamworld Casino (Pailin) and the non-gaming plastic products operations have been reclassified as discontinued operations. The accounting policies of these discontinued operations are consistent with the Company’s policies for the accompanying consolidated financial statements.

The following table presents the financial information for each of the Company’s operating segments.

	Years Ended December 31,

(amounts in thousands)	2013	2012
Revenues:
Gaming operations	$18,131	$18,997
Gaming products	3,424	6,454
Total revenues	$21,555	$25,451

Operating (loss)/income:
Gaming operations gross profit	$7,796	$9,141
Gaming products gross (loss)/profit	(859)	1,267
Corporate and other operating costs and expenses	(7,920)	(7,917)
Total operating (loss)/income	$(983)	$2,491

	December 31,

(amounts in thousands)	2013	2012
Identifiable assets:
Gaming operations	$26,401	$34,652
Gaming products	6,507	7,766
Corporate	722	1,300
Total identifiable assets	$33,630	$43,718

	December 31,

(amounts in thousands)	2013	2012
Goodwill:
Gaming operations	$353	$380
Gaming products	—	—
Corporate	—	—
Total goodwill	$353	$380

	Years Ended December 31,
(amounts in thousands)	2013	2012
Capital expenditures:
Gaming operations(1)	$4,813	$8,662
Gaming products	2,879	1,418
Corporate	332	45
Total capital expenditures	$8,024	$10,125

Depreciation and amortization:
Gaming operations	$6,947	$7,384
Gaming products	423	137
Corporate	37	126
Total depreciation and amortization	$7,407	$7,647

Interest expenses and finance fees:
Gaming operations	$—	$10
Gaming products	—	6
Corporate	7	92
Total interest expenses and finance fees	$7	$108

Income tax (expenses)/benefit:
Gaming operations(2)	$—	$—
Gaming products	—	110
Corporate	(141)	(29)
Total income tax (expenses)/benefit:	$(141)	$81

(1)	Includes costs related to new gaming development projects of approximately $3.6 million and $6.5 million for the years ended December 31, 2013 and 2012, respectively.
(2)
The Company is required to pay a fixed gaming obligation tax for its operations in Cambodia. The amounts paid were approximately $108,000 and $64,000 for the years ended December 31, 2013 and 2012, respectively, and were included in selling, general and administrative expenses.

Geographic segment revenues for the years ended December 31, 2013 and 2012 are as follows:

	Years Ended December 31,
(amounts in thousands)	2013	2012
Cambodia	$14,795	$15,279
Macau	1,012	1,503
Philippines	4,751	5,299
Australia	818	3,241
Other	179	129
	$21,555	$25,451

For the year ended December 31, 2013, the largest customer in the gaming operations segment represented 72% of total gaming operations revenue and the largest customer in the gaming products segment represented 28% of total gaming products revenue. For the year ended December 31, 2012, the largest customer in the gaming operations segment represented 76% of total gaming operations revenue and the largest customer in the gaming products segment represented 33% of total gaming products revenue.

Long-lived assets, goodwill and intangible assets identified by geographic segments consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Cambodia	$15,407	$18,450
Philippines	2,097	3,450
Hong Kong	5,045	1,346
Australia	—	2,023
United States	160	240
	$22,709	$25,509